Related Party Transactions (Details 2) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Related party payable	$ 60,483	$ 64,698
Mr. Sun JianJun [Member]
Related Party Transaction [Line Items]
Related party payable	16,374	19,971
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party payable	$ 44,109	$ 44,727